T. ROWE PRICE Mid-Cap Growth Portfolio
March 31, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.0%
COMMUNICATION SERVICES 2.4%
Entertainment 1.7%
Liberty Media-Liberty Formula One,
Class C (1) 74,900 5,231
Playtika Holding (1) 49,800 962
Spotify Technology (1) 23,200 3,504
9,697
Interactive Media & Services 0.7%
IAC/InterActiveCorp (1) 15,900 1,594
Match Group (1) 16,900 1,838
Vimeo (1) 60,273 716
4,148
Total Communication Services 13,845
CONSUMER
DISCRETIONARY 14.7%
Auto Components 0.2%
Aptiv (1) 8,600 1,030
1,030
Automobiles 1.1%
Rivian Automotive, Acquisition Date:
12/23/19 - 7/10/20, Cost $1,428 (1)(2) 118,456 5,654
Rivian Automotive, Class A (1) 12,796 643
6,297
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 21,500 2,853
Clear Secure, Class A (1) 10,303 277
Terminix Global Holdings (1) 102,700 4,686
7,816
Hotels, Restaurants & Leisure 4.8%
Chipotle Mexican Grill (1) 3,900 6,170
Domino's Pizza  9,400 3,826
DraftKings, Class A (1) 68,700 1,338
Hilton Worldwide Holdings (1) 51,600 7,830
MGM Resorts International  111,900 4,693
Vail Resorts  12,900 3,357
27,214
Internet & Direct Marketing
Retail 0.7%
Deliveroo (GBP) (1) 244,756 361
DoorDash, Class A (1) 9,400 1,101
Etsy (1) 15,500 1,926
Farfetch, Class A (1) 42,699 646
4,034
Leisure Products 0.2%
Peloton Interactive, Class A (1) 34,347 907
907
Multiline Retail 2.4%
Dollar General  34,300 7,636
Dollar Tree (1) 36,200 5,798
13,434
Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 3.4%
Bath & Body Works  46,400 2,218
Burlington Stores (1) 40,800 7,433
Five Below (1) 12,900 2,043
O'Reilly Automotive (1) 7,600 5,206
Ross Stores  24,100 2,180
Warby Parker, Class A (1) 9,062 306
19,386
Textiles, Apparel & Luxury
Goods 0.5%
Deckers Outdoor (1) 6,200 1,698
Lululemon Athletica (1) 3,300 1,205
2,903
Total Consumer Discretionary 83,021
CONSUMER STAPLES 2.4%
Beverages 0.4%
Boston Beer, Class A (1) 6,435 2,500
2,500
Food & Staples Retailing 1.2%
Casey's General Stores  33,700 6,678
6,678
Food Products 0.3%
TreeHouse Foods (1) 55,000 1,774
1,774
Household Products 0.4%
Reynolds Consumer Products  69,000 2,024
2,024
Personal Products 0.1%
Olaplex Holdings (1) 33,338 521
521
Total Consumer Staples 13,497
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $60 (1)
(2)(3) 20 119
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512 (1)(2)(3) 139 827
Total Energy 946
FINANCIALS 5.9%
Capital Markets 3.8%
Cboe Global Markets  36,000 4,119
KKR  112,400 6,572
MarketAxess Holdings  7,800 2,654
Raymond James Financial  17,200 1,890
Tradeweb Markets, Class A  73,300 6,441
21,676
Consumer Finance 0.1%
SoFi Technologies (1) 68,712 649
649

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Insurance 2.0%
Assurant  34,400 6,255
Axis Capital Holdings  61,600 3,725
Kemper  20,700 1,170
11,150
Total Financials 33,475
HEALTH CARE 25.5%
Biotechnology 4.0%
Alkermes (1) 113,500 2,986
Alnylam Pharmaceuticals (1) 26,600 4,343
Apellis Pharmaceuticals (1) 6,064 308
Argenx, ADR (1) 11,188 3,528
Exact Sciences (1) 25,000 1,748
Exelixis (1) 38,400 871
Ionis Pharmaceuticals (1) 73,000 2,704
Neurocrine Biosciences (1) 25,000 2,344
Seagen (1) 17,200 2,478
Ultragenyx Pharmaceutical (1) 16,500 1,198
22,508
Health Care Equipment &
Supplies 9.4%
Alcon  53,900 4,276
Cooper  21,100 8,811
DENTSPLY SIRONA  28,700 1,412
Hologic (1) 225,800 17,346
ICU Medical (1) 15,400 3,429
Ortho Clinical Diagnostics Holdings (1) 103,892 1,939
Quidel (1) 29,600 3,329
Teleflex  36,772 13,048
53,590
Health Care Providers &
Services 1.6%
Acadia Healthcare (1) 87,900 5,760
agilon health (1) 21,874 555
Molina Healthcare (1) 8,700 2,902
9,217
Health Care Technology 1.5%
Doximity, Class A (1) 21,500 1,120
Multiplan (1) 250,000 1,170
Veeva Systems, Class A (1) 30,100 6,395
8,685
Life Sciences Tools & Services 5.7%
Agilent Technologies  75,400 9,977
Avantor (1) 246,000 8,320
Bruker  131,100 8,430
West Pharmaceutical Services  13,845 5,686
32,413
Pharmaceuticals 3.3%
Catalent (1) 124,000 13,752
Elanco Animal Health (1) 97,900 2,554
Perrigo  70,500 2,709
19,015
Total Health Care 145,428
Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 17.2%
Aerospace & Defense 3.3%
BWX Technologies  70,600 3,803
Textron  199,200 14,816
18,619
Airlines 1.1%
Southwest Airlines (1) 137,400 6,293
6,293
Commercial Services &
Supplies 0.7%
Waste Connections  26,600 3,716
3,716
Electrical Equipment 0.1%
Shoals Technologies Group, Class
A (1) 42,900 731
731
Industrial Conglomerates 0.9%
Roper Technologies  11,100 5,242
5,242
Machinery 4.8%
Enovis (1) 153,972 6,126
Fortive  79,400 4,838
IDEX  22,300 4,276
Ingersoll Rand  233,200 11,742
26,982
Professional Services 4.8%
Clarivate (1) 197,599 3,312
CoStar Group (1) 70,434 4,692
Equifax  20,600 4,884
Leidos Holdings  18,400 1,987
TransUnion  71,900 7,430
Upwork (1) 18,500 430
Verisk Analytics  20,500 4,400
27,135
Road & Rail 1.5%
JB Hunt Transport Services  43,800 8,795
8,795
Total Industrials & Business Services 97,513
INFORMATION
TECHNOLOGY 20.5%
Electronic Equipment, Instruments
& Components 3.8%
Amphenol, Class A  46,900 3,534
Cognex  34,400 2,654
Corning  94,400 3,484
Keysight Technologies (1) 44,700 7,061
Littelfuse  3,600 898
National Instruments  103,200 4,189
21,820
IT Services 1.6%
Broadridge Financial Solutions  10,400 1,619
FleetCor Technologies (1) 29,400 7,322

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Thoughtworks Holding (1) 18,189 379
9,320
Semiconductors & Semiconductor
Equipment 7.6%
Entegris  13,700 1,798
KLA  23,200 8,493
Lattice Semiconductor (1) 19,200 1,170
Marvell Technology  174,400 12,506
Microchip Technology  194,800 14,637
Skyworks Solutions  28,900 3,852
Wolfspeed (1) 8,200 934
43,390
Software 7.5%
Atlassian, Class A (1) 8,700 2,556
Bill.com Holdings (1) 12,900 2,926
Black Knight (1) 63,300 3,671
CCC Intelligent Solutions Holdings (1) 142,495 1,573
Ceridian HCM Holding (1) 68,600 4,689
Crowdstrike Holdings, Class A (1) 15,000 3,406
DocuSign (1) 25,800 2,764
Fortinet (1) 27,500 9,398
HashiCorp, Class A (1) 960 52
nCino (1) 14,800 606
Paylocity Holding (1) 2,600 535
Procore Technologies (1) 5,370 311
PTC (1) 29,800 3,210
SentinelOne, Class A (1) 18,857 731
Synopsys (1) 7,300 2,433
Trade Desk, Class A (1) 51,500 3,566
42,427
Total Information Technology 116,957
MATERIALS 6.1%
Chemicals 0.6%
RPM International  43,000 3,502
3,502
Construction Materials 0.9%
Martin Marietta Materials  12,889 4,961
4,961
Containers & Packaging 4.6%
Ardagh Metal Packaging (1) 81,923 666
Avery Dennison  32,600 5,671
Ball  151,469 13,632
Sealed Air  91,900 6,154
26,123
Total Materials 34,586
REAL ESTATE 0.1%
Real Estate Management &
Development 0.1%
eXp World Holdings  13,600 288
Total Real Estate 288
Total Common Stocks (Cost
$321,590) 539,556
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.2%
Internet & Direct Marketing
Retail 0.2%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $975 (1)(2)(3) 8,106 778
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $146 (1)(2)(3) 1,170 113
Total Consumer Discretionary 891
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(2)(3) 52,622 426
Total Health Care 426
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $197 (1)(2)(3) 1,110 184
Databricks, Series H, Acquisition Date:
8/31/21, Cost $328 (1)(2)(3) 1,489 247
Nuro, Series D, Acquisition Date:
10/29/21, Cost $294 (1)(2)(3) 14,070 293
Total Information Technology 724
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316 (1)(2)(3) 6,674 348
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 450
Total Materials 798
Total Convertible Preferred Stocks
(Cost $3,277) 2,839
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Treasury Reserve Fund,
0.29% (4)(5) 24,639,392 24,639
Total Short-Term Investments (Cost
$24,639) 24,639
Total Investments in
Securities 99.8%
(Cost $349,506) $ 567,034
Other Assets Less Liabilities 0.2% 939
Net Assets 100.0% $ 567,973

T. ROWE PRICE Mid-Cap Growth Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,439 and represents 1.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.29% $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Treasury Reserve Fund, 0.29% $ 20,589  ¤  ¤ $ 24,639^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $7 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $24,639.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Mid-Cap Growth Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E305-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 532,595 $ 6,015 $ 946 $ 539,556
Convertible Preferred Stocks — — 2,839 2,839
Short-Term Investments 24,639 — — 24,639
Total $ 557,234 $ 6,015 $ 3,785 $ 567,034